Trade and other payables	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Trade and other payables
Trade and other payables

(in thousands of USD)	December 31, 2018	December 31, 2017
Advances received on contracts in progress, between 1 and 5 years	402	539
Derivatives	1,049	—
Total non-current other payables	1,451	539
Trade payables	16,266	19,274
Accrued expenses	42,524	22,518
Accrued payroll	5,595	3,596
Dividends payable	146	160
Accrued interest	10,833	1,762
Deferred income	7,754	10,020
Other payables	4,107	4,025
Total current trade and other payables	87,225	61,355

The derivatives relate to the interest rate swap derivatives in connection to the USD 173.6 million facility related to the two Suezmaxes Cap Quebec and Cap Pembroke.

The increase in accrued expenses is mainly related to a higher proportion of vessels on the spot market and a higher number of bunkers already delivered in 2018 but not invoiced yet.

The increase in accrued payroll is mainly due to the merger with Gener8 Maritime Inc. (see Note 24).

The increase in accrued interest is related to the new credit facilities entered into 2018.